                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21328
                -------------------------------------------------

                             SMA Relationship Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                                Bruce Leto, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                            Philadelphia, PA 215-564

        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

SMA RELATIONSHIP TRUST

SERIES T
SERIES M

ANNUAL REPORT
DECEMBER 31, 2004

SMA RELATIONSHIP TRUST--SERIES T

February 15, 2005

DEAR SHAREHOLDER,

We present you with the annual report for Series T (the "Fund"), a series of SMA Relationship Trust, for the fiscal year ended December 31, 2004.

PERFORMANCE

Over the one-year period ended December 31, 2004, the Fund returned 4.55%. During the same period, its benchmarks, the Lehman Brothers U.S. Credit Index and the Lehman Brothers MBS Fixed Rate Index, returned 5.24% and 4.70%, respectively. (Please note that these returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For more on the Fund's performance, see "Performance At A Glance" on page 4.)

AN INTERVIEW WITH PORTFOLIO MANAGER JOSEPH PRATT

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A In the first quarter of 2004, gross domestic product (GDP) came in at 4.5%, up from 4.1% in the prior three months. Second quarter GDP then fell to 3.3%, due largely to surging energy prices; this was followed by a third quarter GDP of 4.0%. Advance fourth quarter figures indicate that, due to a deterioration in trade performance and a pick-up in inflation, GDP grew at a weaker-than-expected 3.1% pace, the slowest since the beginning of 2003.

Q. HOW DID THE CORPORATE AND MORTGAGE-BACKED SECTORS PERFORM OVER THE PERIOD?

A. In the first half of the fiscal year, the investment grade corporate bond market largely treaded water. During this time, generally strong corporate profits were overshadowed by rising interest rates, surging oil prices and inflationary concerns. However, the market rallied in the second half of the reporting period, as investors looked beyond those issues and focused on improving corporate balance sheets and their desire for incremental yields.

[SIDENOTE]

SMA RELATIONSHIP TRUST--SERIES T

INVESTMENT GOAL:

Maximum total return, consisting of income and capital appreciation.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Joseph C. Pratt UBS Global Asset Management
(US) Inc.

COMMENCEMENT:

October 9, 2003

DIVIDEND PAYMENTS:

Monthly

   Rising interest rates also affected the mortgage market, especially during the first six months of the year. Like the corporate market, mortgage performance improved as the year progressed. Rising demand from investors seeking yield helped to compress spreads. Spread is the premium investors are paid to buy mortgage-backed securities (MBS) instead of safer US Treasuries.

Q. HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

A. Within the corporate marketplace, it appeared to us that prices were getting ahead of themselves, as investors were assuming a strong economic rebound, robust consumer spending and little event risk--an optimistic assessment in our opinion. To find value in a potentially overpriced market, we relied on our in-depth research and analysis. The result was an active duration strategy and careful security selection that allowed us to capitalize on opportunities in the market. Specifically, we maintained a relatively neutral market weighting, with a focus on shorter maturity securities. This stance helped to minimize the portfolio's sensitivity to fluctuations in interest rates and to capitalize on periods of market weakness.

   In the mortgage-backed portion of the Fund, we focused on shorter duration securities in an attempt to minimize the affect of rising interest rates. Within the MBS market, our analysis led us to focus on commercial mortgage-backed securities (CMBS). In our view, CMBS offered a compelling risk-return profile and greater opportunities at the issue-specific level. We also emphasized collateralized mortgage obligations and hybrid adjustable rate mortgages over fixed rated pass-throughs.

Q. HOW DO YOU ANTICIPATE STRUCTURING THE FUND'S PORTFOLIO GOING FORWARD?

A. In the corporate sector, we remain cautious about market values. As part of our ongoing analysis, we will pay particular attention to any signs of economic slowdown, including lower consumer spending, reduced corporate profits and the negative impact of higher oil prices. For the mortgage portion of the Fund, we expect to continue focusing on shorter duration securities with higher coupons. We will continue to rely on our research team to interpret macroeconomic events and identify market-specific opportunities.

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Joseph A. Varnas                   /s/ Joseph C. Pratt

JOSEPH A. VARNAS                       JOSEPH C. PRATT
PRESIDENT                              PORTFOLIO MANAGEMENT TEAM MEMBER
SMA Relationship Trust--Series T       SMA Relationship Trust--Series T
MANAGING DIRECTOR                      EXECUTIVE DIRECTOR
UBS Global Asset Management            UBS Global Asset Management
  (US) Inc.                              (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended December 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

   Mutual funds are sold by prospectus only. A prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE (UNAUDITED)
CUMULATIVE RETURNS FOR PERIOD ENDED 12/31/04

                                        6 MONTHS        1 YEAR        10/9/03*
                                          ENDED          ENDED           TO
                                        12/31/04       12/31/04       12/31/04
------------------------------------------------------------------------------
SMA Relationship Trust -- Series T        4.21%          4.55%         4.96%
Lehman Brothers U.S. Credit Index         5.52           5.24          6.10
Lehman Brothers MBS Fixed Rate Index      3.90           4.70          5.16

*    Performance inception date of SMA Relationship Trust -- Series T.
     Total returns for periods of less than one year have not been annualized. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Past performance is not an indication of future results.

INDUSTRY DIVERSIFICATION
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2004 (UNAUDITED)

Investment companies                        98.61%
-------------------------------------------------
Total Investments                           98.61
Cash and other assets, less liabilities      1.39
-------------------------------------------------
Net Assets                                 100.00%
-------------------------------------------------

EXPLANATION OF EXPENSE DISCLOSURE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable); including program fees; and (2) ongoing costs, including management fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual Fund's return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as program fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                             BEGINNING           ENDING           EXPENSES PAID
                                           ACCOUNT VALUE      ACCOUNT VALUE       DURING PERIOD*
                                            JULY 1, 2004    DECEMBER 31, 2004   7/1/04 - 12/31/04
-------------------------------------------------------------------------------------------------
Actual                                       $ 1,000.00         $ 1,042.10            $ 0.00
Hypothetical (5% return before expenses)       1,000.00           1,025.14              0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period.)

SMA RELATIONSHIP TRUST--SERIES M

February 15, 2005

DEAR SHAREHOLDER,

We present you with the annual report for Series M (the "Fund"), a series of SMA Relationship Trust, for the fiscal year ended December 31, 2004.

PERFORMANCE

Over the one-year period ended December 31, 2004, the Fund returned 4.18%, compared with the 4.48% return of its benchmark, the Lehman Brothers Municipal Bond Index (the "Index"). (Please note that these returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For more on the Fund's performance, refer to "Performance At A Glance" on page 10.)

AN INTERVIEW WITH THE PORTFOLIO MANAGERS

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT DURING THE FISCAL YEAR?

A In the first quarter of 2004, gross domestic product (GDP) came in at 4.5%, up from 4.1% in the prior three months. Second quarter GDP then fell to 3.3%, due largely to surging energy prices; this was followed by a third quarter GDP of 4.0%. Advance fourth quarter figures indicate that, due to a deterioration in trade performance and a pickup in inflation, GDP grew at a weaker-than-expected 3.1% pace, the slowest since the beginning of 2003.

Q. HOW DID YOU MANAGE THE FUND OVER THE REPORTING PERIOD?

A. As the period began, the economy appeared to gain momentum, and it was generally assumed that interest rates would move higher. Therefore, we maintained a shorter duration than the Index throughout the reporting period. While this was beneficial during the second quarter of 2004 when rates rose sharply, overall it detracted from results. However, our yield curve positioning helped to mitigate some of these losses, as our expectations for a flattening yield curve were met (the yield curve flattens when the gap between short- and long-term yields narrows).

Q. HOW DID YOU VIEW THE CALIFORNIA MUNICIPAL MARKET?

A. During the first half of the fiscal year, the state issued a record $5 billion in municipal securities to help shore up its budget deficit. This influx of supply

[SIDENOTE]

SMA RELATIONSHIP TRUST--SERIES M

INVESTMENT GOAL:

Total return consisting of capital appreciation and current income exempt from federal income tax.

PORTFOLIO MANAGERS:

Portfolio Management Team, including Elbridge T. Gerry and Andrew Clinton UBS Global Asset Management (US) Inc.

COMMENCEMENT:

October 8, 2003

DIVIDEND PAYMENTS:

Monthly
   put a tremendous strain on the market and caused the California exempt market to underperform. However, given our belief that that the state's economy has the potential to improve in the years to come, we viewed this as an opportunity and purchased select bonds on weakness. Overall, this enhanced results, as the bonds significantly outperformed the overall municipal market. As California's financial picture has stabilized, spreads of these securities have tightened and have moved closer in line with their historical average.

Q. DID THE FUND HOLD GENERAL OBLIGATION BONDS DURING THE FISCAL YEAR?

A. Early in the fiscal year, we were underweight in this sector, as the performance of these bonds is linked to tax revenues. However, given the continued economic expansion, many states reduced their budget deficits through higher tax revenues. Therefore, as the reporting period progressed, we adjusted our general obligation bond strategy. In particular, we selectively purchased securities from California and New York.

Q. FROM A SECTOR PERSPECTIVE, WHICH AREAS DID YOU FIND ATTRACTIVE AND WHICH DID YOU AVOID?

A. While the airline industry is experiencing high-profile troubles, both business and consumer flight trends have improved, and, given the expanding economy, we expect that airfreight usage will remain strong.

   Given declining government reimbursements, we remained negative on the healthcare sector in general. However, using our extensive research capabilities we identified a number of securities that offer, in our opinion, attractive yields, and more than compensate investors for the potential risks.

   Late in the fiscal year, the Fund's avoidance of tobacco settlement bonds and an underweight in hospitals detracted from relative results, as these more speculative areas of the market rallied in the fourth quarter of 2004.

Q. WHAT IS YOUR OUTLOOK FOR THE ECONOMY, AND HOW DO YOU ANTICIPATE STRUCTURING THE FUND'S PORTFOLIO GOING FORWARD?

A. With the US economy continuing to expand in 2005, we believe that the Federal Reserve Board will continue to raise interest rates, and that the yield curve will continue to flatten. Municipal securities outperformed their Treasury counterparts in 2004, and we believe this trend could continue in 2005. While Treasury supply is expected to expand sharply, lower projected supply and high demand for municipal securities should help buoy the market. We will carefully monitor our exposure to California exempt bonds, as we believe they are moving closer in line with their intrinsic value.

We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Joseph A. Varnas                   /s/ Elbridge T. Gerry

JOSEPH A. VARNAS                       ELBRIDGE T. GERRY
PRESIDENT                              PORTFOLIO MANAGEMENT TEAM MEMBER
SMA Relationship Trust--Series M       SMA Relationship Trust--Series M
MANAGING DIRECTOR                      MANAGING DIRECTOR
UBS Global Asset Management            UBS Global Asset Management
  (US) Inc.                              (US) Inc.

/s/ Andrew I. Clinton

ANDREW I. CLINTON
PORTFOLIO MANAGEMENT TEAM MEMBER
SMA Relationship Trust--Series M
EXECUTIVE DIRECTOR
UBS Global Asset Management
  (US) Inc.

This letter is intended to assist shareholders in understanding how the Fund performed during the fiscal year ended December 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.

   Mutual funds are sold by prospectus only. A prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and should be read carefully before investing.

PERFORMANCE AT A GLANCE (UNAUDITED)
CUMULATIVE RETURNS FOR PERIOD ENDED 12/31/04

                                        6 MONTHS        1 YEAR        10/8/03*
                                          ENDED          ENDED           TO
                                        12/31/04       12/31/04       12/31/04
------------------------------------------------------------------------------
SMA Relationship Trust -- Series M        4.47%          4.18%          4.92%
Lehman Brothers Municipal Bond Index      5.19           4.48           5.54

*    Performance inception date of SMA Relationship Trust -- Series M.
     All total returns less than 1 year are cumulative returns.
     Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Past performance is not an indication of future results.

SUMMARY OF MONEY MARKET INSTRUMENTS BY STATE
AS A PERCENT OF NET ASSETS
AS OF DECEMBER 31, 2004 (UNAUDITED)

Money Market Instruments
  Alabama                                    0.45%
  Alaska                                     2.48
  California                                22.63
  District of Columbia                       1.03
  Georgia                                    1.25
  Illinois                                   2.23
  Kansas                                     1.77
  Kentucky                                   1.05
  Maryland                                   9.76
  Massachusetts                              8.39
  Michigan                                   1.60
  Missouri                                   5.77
  New Jersey                                 1.29
  New Mexico                                 3.29
  New York                                  13.73
  North Carolina                             6.15
  Ohio                                       1.81
  Puerto Rico                                3.01
  South Carolina                             1.05
  Texas                                      6.56
  Utah                                       2.00
  Virginia                                   0.97
  Washington                                 2.07
Total Money Market Instruments             100.34
-------------------------------------------------
Total Investments                          100.34
Liabilities, in excess of cash
  and other assets                          (0.34)
-------------------------------------------------
Net Assets                                 100.00%
-------------------------------------------------

EXPLANATION OF EXPENSE DISCLOSURE (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs (as applicable); including program fees; and (2) ongoing costs, including management fees (if applicable); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual Fund's return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs (as applicable), such as program fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                 BEGINNING         ENDING           EXPENSES PAID
                               ACCOUNT VALUE   ACCOUNT VALUE        DURING PERIOD*
                                JULY 1, 2004  DECEMBER 31, 2004   7/1/04 - 12/31/04
-----------------------------------------------------------------------------------
Actual                           $ 1,000.00      $ 1,044.70            $ 0.00
Hypothetical (5% return
  before expenses)                 1,000.00        1,025.14              0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period.)

SMA RELATIONSHIP TRUST--SERIES T

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004

                                                                 SHARES         VALUE
-------------------------------------------------------------------------------------------
INVESTMENT COMPANIES--98.61%
UBS Corporate Bond Relationship Fund                            8,099,854   $    88,716,081
UBS U.S. Securitized Mortgage Relationship Fund                14,516,228       170,323,264
-------------------------------------------------------------------------------------------
Total Investment Companies
  (Cost $251,795,705)                                                           259,039,345
Total Investments--98.61% (Cost $251,795,705)                                   259,039,345
Cash and other assets, less liabilities--1.39%                                    3,663,689
-------------------------------------------------------------------------------------------
Net Assets--100%                                                            $   262,703,034

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $257,587,999; and net unrealized appreciation consisted of:

                    Gross unrealized appreciation      $ 1,451,560
                    Gross unrealized depreciation             (214)
                                                       -----------
                      Net unrealized appreciation      $ 1,451,346
                                                       ===========

%    Represents a percentage of net assets.

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST--SERIES M

SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2004

                                                                     FACE
                                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--100.34%

ALABAMA--0.45%
Alabama State Public School & College Authority
  Revenue Bonds, 5.00%, 02/01/12                               $       425,000   $       470,462
------------------------------------------------------------------------------------------------

ALASKA--2.48%
Valdez Marine Term Revenue Bonds, 1.45%, 12/01/33(a)                 2,600,000         2,600,000
------------------------------------------------------------------------------------------------

CALIFORNIA--22.63%
California State Economic Recovery General Obligation Bonds,
  5.00%, 07/01/12                                                    2,150,000         2,395,616
California State General Obligation Bonds, 1.50%,
  05/01/34(a)                                                        1,600,000         1,600,000
California State General Obligation Bonds, 5.00%, 03/01/10           1,400,000         1,531,628
California State General Obligation Bonds, 5.50%, 06/01/10           3,515,000         3,941,897
California State General Obligation Bonds, 6.00%, 02/01/09           1,000,000         1,124,530
La Mesa General Obligation Bonds, 5.25%, 08/01/34                    3,320,000         3,506,185
Long Beach Unified School District General Obligation Bonds,
  5.25%, 08/01/23                                                    1,920,000         2,082,240
Los Angeles County Public Works Financing Authority
  Revenue Bonds, 5.00%, 03/01/12                                       695,000           772,826
Los Angeles Department of Water & Power Revenue Bonds,
  5.00%, 07/01/24                                                    1,000,000         1,047,180
Los Angeles Department of Water & Power Revenue Bonds,
  5.25%, 07/01/13                                                    2,000,000         2,224,020
San Diego Unified School District General Obligation Bonds,
  5.00%, 07/01/28                                                    1,000,000         1,036,740
Walnut Energy Center Authority Revenue Bonds,
  5.00%, 01/01/18                                                    2,275,000         2,458,024
------------------------------------------------------------------------------------------------
                                                                                      23,720,886
------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--1.03%
District of Columbia George Washington University
  Revenue Bonds, 5.00%, 06/01/16                                     1,000,000         1,078,990
------------------------------------------------------------------------------------------------

GEORGIA--1.25%
De Kalb County Water & Sewer Revenue Bonds, 5.00%, 10/01/19            175,000           188,204
Georgia State General Obligation Bonds, 5.25%, 04/01/11              1,000,000         1,125,490
------------------------------------------------------------------------------------------------
                                                                                       1,313,694
------------------------------------------------------------------------------------------------

                                                                     FACE
                                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONTINUED)

ILLINOIS--2.23%
Will County, Community School District General
  Obligation Bonds Unlimited, 0.00%, 01/01/12(b)               $     3,060,000   $     2,342,124
------------------------------------------------------------------------------------------------

KANSAS--1.77%
Kansas State Development Finance Authority Revenue Bonds,
  5.00%, 04/01/23                                                    1,750,000         1,854,913
------------------------------------------------------------------------------------------------

KENTUCKY--1.05%
Kentucky Economic Development Finance Authority Hospital
  Facilities Revenue Bonds, 1.49%, 08/15/31(a)                       1,100,000         1,100,000
------------------------------------------------------------------------------------------------

MARYLAND--9.76%
Maryland State General Obligation Bonds, 5.25%, 03/01/09             3,500,000         3,876,600
Maryland State General Obligation Bonds, 5.50%, 03/01/09             2,650,000         2,961,189
Maryland State General Obligation Bonds, 5.50%, 03/01/10             3,000,000         3,388,530
------------------------------------------------------------------------------------------------
                                                                                      10,226,319
------------------------------------------------------------------------------------------------

MASSACHUSETTS--8.39%
Massachusetts State General Obligation Bonds,
  6.00%, 02/01/15                                                    1,025,000         1,177,551
Massachusetts State Health & Educational Facilities
  Authority Revenue Bonds, 1.48%, 07/01/10(a)                        1,900,000         1,900,000
Massachusetts State Health & Educational Facilities
  Authority Revenue Bonds, 5.00%, 07/01/23                           2,300,000         2,547,595
Massachusetts State Water Pollution Abatement
  Revenue Bonds, 5.63%, 08/01/14                                     2,490,000         2,855,382
Massachusetts State Water Pollution Abatement
  Revenue Bonds, 5.75%, 08/01/18                                       275,000           313,830
------------------------------------------------------------------------------------------------
                                                                                       8,794,358
------------------------------------------------------------------------------------------------

MICHIGAN--1.60%
Michigan State Strategic Fund Limited Obligation
  Revenue Bonds, 7.10%, 02/01/06                                       390,000           407,414
University of Michigan Hospital Revenue Bonds,
  1.55%, 12/01/21(a)                                                 1,270,000         1,270,000
------------------------------------------------------------------------------------------------
                                                                                       1,677,414
------------------------------------------------------------------------------------------------

                                                                     FACE
                                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONTINUED)

MISSOURI--5.77%
Missouri State Health & Educational Facilities Authority
  Revenue Bonds, 1.50%, 09/01/30(a)                            $     3,550,000   $     3,550,000
University of Missouri Revenue Bonds, 1.49%, 11/01/30(a)             2,500,000         2,500,000
------------------------------------------------------------------------------------------------
                                                                                       6,050,000
------------------------------------------------------------------------------------------------

NEW JERSEY--1.29%
New Jersey Economic Development Authority Revenue Bonds,
  5.38%, 06/15/14                                                    1,240,000         1,347,669
------------------------------------------------------------------------------------------------

NEW MEXICO--3.29%
Albuquerque General Obligation Bonds, 5.00%, 07/01/10                1,000,000         1,074,590
New Mexico State Finance Authority Revenue Bonds,
  5.25%, 06/15/20                                                    2,160,000         2,372,587
------------------------------------------------------------------------------------------------
                                                                                       3,447,177
------------------------------------------------------------------------------------------------

NEW YORK--13.73%
New York State Dormitory Authority Revenue Bonds,
  5.25%, 02/15/15                                                    1,000,000         1,100,170
New York State Environmental Facilities Corp. Revenue Bonds,
  5.00%, 07/15/20                                                      650,000           692,367
New York State Environmental Facilities Corp. Revenue Bonds,
  5.00%, 06/15/27                                                    4,400,000         4,585,020
New York State Environmental Facilities Corp. Revenue Bonds,
  5.00%, 06/15/32                                                    3,750,000         3,859,312
Port Authority of New York & New Jersey Special Obligation
  Revenue Bonds, 1.50%, 08/01/24(a)                                  3,100,000         3,100,000
Triborough Bridge & Tunnel Authority Revenue Bonds,
  5.25%, 11/15/30                                                    1,000,000         1,051,320
------------------------------------------------------------------------------------------------
                                                                                      14,388,189
------------------------------------------------------------------------------------------------

NORTH CAROLINA--6.15%
North Carolina Eastern Municipal Power Agency Power System
  Revenue Bonds, 6.40%, 01/01/21                                     1,000,000         1,244,600
University of North Carolina Revenue Bonds, 5.00%, 12/01/18            725,000           784,552
Wake County General Obligation Bonds, 5.00%, 03/01/10                4,000,000         4,418,400
------------------------------------------------------------------------------------------------
                                                                                       6,447,552
------------------------------------------------------------------------------------------------

                                                                     FACE
                                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONTINUED)

OHIO--1.81%
Columbus General Obligation Bonds, 5.00%, 07/01/22             $     1,780,000   $     1,900,666
------------------------------------------------------------------------------------------------

PUERTO RICO--3.01%
Commonwealth of Puerto Rico General Obligation Bonds,
  5.00%, 07/01/18(a)                                                 1,750,000         1,876,612
Commonwealth of Puerto Rico General Obligation Bonds,
  5.00%, 07/01/30(a)                                                   190,000           204,182
Puerto Rico Housing Finance Authority Revenue Bonds,
  5.00%, 12/01/20                                                    1,010,000         1,071,863
------------------------------------------------------------------------------------------------
                                                                                       3,152,657
------------------------------------------------------------------------------------------------

SOUTH CAROLINA--1.05%
Grand Strand Water & Sewer Authority Revenue Bonds,
  5.25%, 06/01/18                                                    1,000,000         1,097,120
------------------------------------------------------------------------------------------------

TEXAS--6.56%
Brownsville General Obligation Bonds, 0.00%, 02/15/11(b)             3,575,000         2,612,717
Cypress-Fairbanks Independent School District General
  Obligation Bonds, 5.25%, 02/15/09                                    180,000           197,788
Irving Independent School District General
  Obligation Bonds, 0.00%, 02/15/12(b)                                 550,000           417,786
San Antonio Electric & Gas Revenue Bonds, 5.00%, 02/01/12              450,000           497,241
San Antonio Electric & Gas Revenue Bonds, 5.25%, 02/01/11              400,000           446,772
San Antonio General Obligation Bonds, 5.25%, 08/01/10(c)             2,550,000         2,701,444
------------------------------------------------------------------------------------------------
                                                                                       6,873,748
------------------------------------------------------------------------------------------------

UTAH--2.00%
Salt Lake County Pollution Control Revenue Bonds,
  0.50%, 02/01/08(a)                                                 2,100,000         2,100,000
------------------------------------------------------------------------------------------------

VIRGINIA--0.97%
Virginia State Public School Authority Revenue Bonds,
  5.25%, 02/01/12                                                      900,000         1,012,806
------------------------------------------------------------------------------------------------

                                                                     FACE
                                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------
MUNICIPAL NOTES AND BONDS--(CONCLUDED)

WASHINGTON--2.07%
Energy NorthWest Electric Revenue Bonds,
  5.25%, 07/01/08                                              $     2,000,000   $     2,175,520
------------------------------------------------------------------------------------------------
Total Municipal Notes and Bonds (Cost $104,345,886)                                  105,172,264
------------------------------------------------------------------------------------------------
Total Investments--100.34%
  (Cost $104,345,886)                                                                105,172,264
Liabilities in excess of cash and other assets--(0.34)%                                 (359,992)
------------------------------------------------------------------------------------------------
Net Assets--100%                                                                 $   104,812,272

NOTES TO SCHEDULE OF INVESTMENTS

Aggregate cost for federal income tax purposes was $104,345,886; and net unrealized appreciation consisted of:

                    Gross unrealized appreciation              $       944,386
                    Gross unrealized depreciation                     (118,008)
                                                               ---------------
                      Net unrealized appreciation              $       826,378
                                                               ===============

(a)  Reflects rate at December 31, 2004 on variable coupon rate instruments.
(b)  Reflects annualized yield at December 31, 2004 on zero coupon bonds.
(c) Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
%    Represents a percentage of net assets.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                   SERIES T         SERIES M
------------------------------------------------------------------------------------------------
ASSETS:

Unaffiliated investments in securities, at value
  (Cost $0 and $104,345,886)                                   $            --   $   105,172,264
Affiliated investments, at value
  (Cost $251,795,705 and $0)                                       259,039,345                --
Cash                                                                 1,301,242            62,980
RECEIVABLES:

Due from advisor                                                         4,571             4,027
Interest                                                                    --         1,220,460
Fund shares sold                                                     2,914,149         1,582,870
------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                       263,259,307       108,042,601
LIABILITIES:

PAYABLES FOR:

Investment securities purchased                                             --         2,689,944
Fund shares redeemed                                                   556,273           540,385
------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                      556,273         3,230,329
NET ASSETS                                                     $   262,703,034   $   104,812,272
Shares outstanding                                                  26,092,600        10,208,511
Net asset value                                                $         10.07   $         10.27

NET ASSETS CONSIST OF:

Paid in Capital                                                $   257,070,243   $   103,942,189
Accumulated undistributed
  net investment income                                                 72,066             3,359
Accumulated net realized
  gain (loss) from investment transactions                          (1,682,915)           40,346
Net unrealized appreciation of investments                           7,243,640           826,378
------------------------------------------------------------------------------------------------
NET ASSETS                                                     $   262,703,034   $   104,812,272
------------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   SERIES T         SERIES M
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                       $            --   $     1,786,693
------------------------------------------------------------------------------------------------
Total Income                                                                --         1,786,693
EXPENSES:
Advisory fee                                                           402,141           145,590
Expenses waived by advisor                                            (402,141)         (145,590)
------------------------------------------------------------------------------------------------
Net investment income                                                       --         1,786,693
REALIZED AND UNREALIZED GAINS
FROM INVESTMENT ACTIVITIES:
Net realized gain (loss) on:
Investments                                                          1,013,026*         (107,179)
Futures contracts                                                           --           147,525
Net change in net unrealized appreciation on:
Investments                                                          6,853,300*          649,463
------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  from investment activities                                         7,866,326           689,809
------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                              $     7,866,326   $     2,476,502

*    Realized and unrealized gains are from affiliated transactions.

                 See accompanying notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE YEAR ENDED                 FOR THE PERIOD ENDED
                                                        DECEMBER 31, 2004                   DECEMBER 31, 2003
                                                ---------------------------------   ---------------------------------
                                                    SERIES T         SERIES M          SERIES T*         SERIES M**
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                           $            --   $     1,786,693   $            --   $        67,076
---------------------------------------------------------------------------------------------------------------------
Net realized gain from
  investment transactions                             1,013,026            40,346             1,434             3,339
Change in net unrealized
  appreciation of investments                         6,853,300           649,463           390,340           176,915
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from operations                           7,866,326         2,476,502           391,774           247,330
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                (8,213,450)       (1,799,121)         (204,111)          (54,628)
BENEFICIAL INTEREST TRANSACTIONS:
Shares sold                                         256,203,678       102,963,101        44,658,193        18,523,541
Shares redeemed                                     (36,773,311)      (20,569,252)       (1,226,065)       (1,975,201)
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets
  resulting from beneficial
  interest transactions                             219,430,367        82,393,849        43,432,128        16,548,340
Increase in net assets                              219,083,243        83,071,230        43,619,791        16,741,042
Net assets, beginning of period                      43,619,791        21,741,042                --         5,000,000+
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period                       $   262,703,034   $   104,812,272   $    43,619,791   $    21,741,042
---------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
  net investment income                         $        72,066   $         3,359   $        44,546   $        12,448
---------------------------------------------------------------------------------------------------------------------

 * For the period October 9, 2003 (commencement of operations) through December 31, 2003.
** For the period October 8, 2003 (commencement of operations) through December 31, 2003.
 + Reflects the value of the Advisor's initial seed money investment on October 8, 2003.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST--SERIES T

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                   FOR THE             FOR THE
                                                                  YEAR ENDED         PERIOD ENDED
                                                              DECEMBER 31, 2004   DECEMBER 31, 2003*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $           10.09   $            10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                        --                   --
Net realized and unrealized gain on
  investment transactions                                                  0.46                 0.15
----------------------------------------------------------------------------------------------------
Total income from investment operations                                    0.46                 0.15
LESS DISTRIBUTIONS:
Distributions from net investment income                                  (0.48)               (0.06)
Net asset value, end of period                                $           10.07   $            10.09
Total return@                                                              4.55%                1.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)                           $         262,703   $           43,620
Ratio of expenses to average net assets:
Before expense reimbursement and waivers                                   0.25%                0.25%**
After expense reimbursement and waivers                                    0.00%                0.00%**
Ratio of net investment income (loss) to
  average net assets:
Before expense reimbursement and waivers                                  (0.25)%              (0.25)%**
After expense reimbursement and waivers                                    0.00%                0.00%**
Portfolio turnover rate                                                      15%                   1%


 * For the period October 9, 2003 (commencement of operations) through December 31, 2003.
**   Annualized
 @ Total return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale of net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would be lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST--SERIES M

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                   FOR THE             FOR THE
                                                                  YEAR ENDED         PERIOD ENDED
                                                              DECEMBER 31, 2004   DECEMBER 31, 2003*
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $           10.15   $            10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                                      0.32++               0.05++
Net realized and unrealized gain on
  investment transactions                                                  0.10                 0.13
----------------------------------------------------------------------------------------------------
Total income from investment operations                                    0.42                 0.18
LESS DISTRIBUTIONS:
Distributions from net investment income                                  (0.30)               (0.03)
Net asset value, end of period                                $           10.27   $            10.15
Total return@                                                              4.18%                1.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)                           $         104,812   $           21,741
Ratio of expenses to average net assets:
Before expense reimbursement and waivers                                   0.25%                0.25%**
After expense reimbursement and waivers                                    0.00%                0.00%**
Ratio of net investment income to
average net assets:
Before expense reimbursement and waivers                                   3.11%                2.07%**
After expense reimbursement and waivers                                    3.36%                2.32%**
Portfolio turnover rate                                                     180%                  85%

 * For the period October 8, 2003 (commencement of operations) through December 31, 2003.
**   Annualized.
++ The net investment income per share data was determined by using average shares outstanding throughout the period.
 @ Total return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale of net asset value on the last day of each period reported. The figures do not include any applicable sales charges; results would have been lower if they were included. Total investment return for periods of less than one year have not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions or the redemption of Fund shares.

                 See accompanying notes to financial statements

SMA RELATIONSHIP TRUST

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

SMA Relationship Trust (the "Trust") is an open end, investment company registered under the Investment Company Act of 1940, as amended. The Trust has two separate investment portfolios available for investment, each having its own investment objectives and policies: Series T and Series M (the "Funds"). The investment objective of Series T is to maximize total return, consisting of income and capital appreciation by investing in affiliated investment companies. Series M investment objective is to seek total return, consisting of capital appreciation and current income exempt from federal income tax. Series M pursues its investment objective by investing primarily in municipal bonds.

In the normal course of business the Funds enter into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of losses to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A) VALUATION OF INVESTMENTS--The Funds calculate their net asset value based on the current market value, where available, for their portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Funds' Board of Trustees (the "Board"). Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value.

B) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date basis. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis.

C) DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

D) CONCENTRATION OF RISK--The ability of the issuers of debt securities held by Series M to meet their obligations may be affected by economic and political developments particular to a specific state or region.

E) FEDERAL INCOME TAXES--The policy of each Fund is to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no provision for federal income taxes is required.

2. FEDERAL TAX STATUS

At December 31, 2004, Series T had the following capital loss carryforwards for federal income tax purposes available to offset future net capital gains amounting to $1,495,769 expiring on December 31, 2012.

Post-October losses are deemed to arise on the first business day of a portfolio's next taxable year. For the year ended December 31, 2004, the following Funds incurred, and elected to defer, net capital losses of the following:

                                                          NET CAPITAL LOSSES
------------------------------------------------------------------------------
Series T                                                      $ 187,146

The tax character of distributions paid during the fiscal periods ended December 31, 2003 and 2004, were as follows:

                                                    2004
                         --------------------------------------------------------------
                         DISTRIBUTIONS PAID    DISTRIBUTIONS PAID
                            FROM ORDINARY      FROM NET LONG-TERM   TOTAL DISTRIBUTIONS
FUND                           INCOME             CAPITAL GAINS            PAID
---------------------------------------------------------------------------------------
Series T                    $ 8,213,450               $ --             $ 8,213,450
Series M                      1,799,121@                --               1,799,121

                                                    2003
                         --------------------------------------------------------------
                         DISTRIBUTIONS PAID    DISTRIBUTIONS PAID
                            FROM ORDINARY      FROM NET LONG-TERM   TOTAL DISTRIBUTIONS
FUND                           INCOME             CAPITAL GAINS            PAID
---------------------------------------------------------------------------------------
Series T                    $ 204,111*                $ --             $ 204,111
Series M                       54,628**                 --                54,628

 * For the period October 8, 2003 (commencement of operations) through December 31, 2003.
**   Tax Exempt
 @   $1,791,733 considered tax exempt.

At December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

                                              UNDISTRIBUTED      ACCUMULATED
                            UNDISTRIBUTED       LONG-TERM          CAPITAL
FUND                       ORDINARY INCOME    CAPITAL GAINS        LOSSES
----------------------------------------------------------------------------
Series T                      $ 72,066          $     --       $ 1,682,915
Series M                         3,360            40,347                --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under U.S. generally accepted accounting principles and for federal income tax purposes, permanent differences between book and tax basis reporting for the current fiscal year have been identified and appropriately reclassified. Reclassifications for the fiscal periods ended December 31, 2003 and 2004, were as follows:

                                                  2004
                           ---------------------------------------------------
                             ACCUMULATED
                            UNDISTRIBUTED    ACCUMULATED NET
FUND                       ORDINARY INCOME    REALIZED LOSS    PAID IN CAPITAL
------------------------------------------------------------------------------
Series T                    $  8,240,970      $ (2,615,493)      $ (5,625,477)
Series M                           3,339            (3,339)                --

                                                  2003
                           ---------------------------------------------------
                             ACCUMULATED
                            UNDISTRIBUTED    ACCUMULATED NET
FUND                       ORDINARY INCOME    REALIZED LOSS    PAID IN CAPITAL
------------------------------------------------------------------------------
Series T                    $    248,657      $    (81,881)      $   (166,776)
Series M                              --                --                 --

3. INVESTMENT ADVISORY FEES AND ADMINSTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM" or "Advisor") under which UBS Global AM serves as investment advisor and administrator of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry. Pursuant to the Advisory Contract, the Funds will not pay a fee to UBS Global AM for investment advisory services provided by UBS Global AM. However, for financial reporting purposes only, the Funds' statements of operations will reflect an imputed unitary fee for investment advisory and administration services provided by UBS Global AM, currently estimated at 0.25% of average net assets per annum, of which all was waived.

UBS Global AM (not the Funds) pays the operating expenses of the Funds.

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 98.61% of Series T's total net assets. Amounts relating to these investments at December 31, 2004 are summarized as follows:

                                       SERIES T
                       ------------------------------------------
                                                          NET
                                         SALES         REALIZED                         % OF
AFFILIATES               PURCHASES      PROCEEDS         GAIN           VALUE        NET ASSETS
-----------------------------------------------------------------------------------------------
UBS Corporate
  Bond Relationship
  Fund                 $ 83,822,000   $ 14,512,107   $    765,893   $ 88,716,081          33.77%
UBS U.S. Securitized
  Mortgage
  Relationship Fund     149,705,000      8,561,867        247,133    170,323,264          64.84%

The Funds had not incurred brokerage commissions with affiliated broker dealers for the year ended December 31, 2004.

4. PURCHASES AND SALES OF SECURITIES

For the year ended at December 31, 2004, aggregate purchases and sales of portfolio securities, excluding long-term U.S. government securities and short-term investments, were as follows:

                                                                                     SALES
FUND                                                              PURCHASES         PROCEEDS
------------------------------------------------------------------------------------------------
Series T                                                       $   233,527,000   $    24,087,000
Series M                                                           183,137,035       102,510,642

5. SHARES OF BENEFICAL INTEREST

For the year ended December 31, 2004, transactions in shares of beneficial interest for each of the Funds were as follows:

                                                                 NET INCREASE
                                  SHARES          SHARES          IN SHARES
FUND                               SOLD         REPURCHASED       OUTSTANDING
-----------------------------------------------------------------------------
Series T                        25,425,646      (3,656,487)       21,769,159
Series M                        10,086,351      (2,019,730)        8,066,621

For the period ended December 31, 2003, transactions in shares of beneficial interest for each of the Fund's were as follows:

                                                                 NET INCREASE
                                  SHARES          SHARES          IN SHARES
FUND                               SOLD         REPURCHASED       OUTSTANDING
-----------------------------------------------------------------------------
Series T*                        4,445,260        (121,819)        4,323,441
Series M**                       2,337,779++      (195,889)        2,141,890

 * For the period October 9, 2003 (commencement of operations) through December 31, 2003.
** For the period October 8, 2003 (commencement of operations) through December 31, 2003.
++ Series M sold 500,000 shares at a value of $5,000,000 to the Advisor upon seeding Series M.

SMA RELATIONSHIP TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of SMA Relationship Trust

We have audited the accompanying statements of assets and liabilities of SMA Relationship Trust (comprising SMA Relationship Trust -- Series T and SMA Relationship Trust -- Series M) (collectively, the "Funds"), including the schedules of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that out audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the SMA Relationship Trust at December 31, 2004, the results of their operations for the year then ended and the changes in their net assets for each of the two periods in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP


New York, New York
February 18, 2005

SMA RELATIONSHIP TRUST

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Funds' proxy voting policies and procedures and its proxy voting record, without charge, upon request by contacting the Funds directly at 1-800-647-1568, online on the Funds' Web site:
www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC`s Public Reference Room may be obtained by calling 1-800-SEC-0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647-1568.

SMA RELATIONSHIP TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARD OF TRUSTEES & OFFICERS

The Trust is a Delaware business trust. Under Delaware law, the Board of Trustees has overall responsibility for managing the business and affairs of the Trust, including general supervision and review of its investment activities. The Trustees elect the officers of the Trust who are responsible for administering the day-to-day operations of the Trust. The table below shows, for each Trustee and Officer, his

NON-INTERESTED TRUSTEES

                                                    TERM OF
                                                  OFFICE AND
                                  POSITION(S)      LENGTH OF
        NAME, ADDRESS,             HELD WITH         TIME               PRINCIPAL OCCUPATION(S)
           AND AGE                   TRUST         SERVED(1)              DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Walter E. Auch; 83              Trustee         Since 2002       Mr. Auch is retired (since 1986).
6001 N. 62nd Place
Paradise Valley, AZ 85253

Frank K. Reilly; 69             Chairman        Since 2002       Mr. Reilly is a Professor at the
Mendoza College of              and                              University of Notre Dame since 1982.
Business                        Trustee
University of Notre Dame
Notre Dame, IN 46556-5649

Edward M. Roob; 70              Trustee         Since 2002       Mr. Roob is retired (since 1993).
841 Woodbine Lane
Northbrook, IL 60002

Adela Cepeda; 46                Trustee         Since 2004       Ms. Cepeda is founder and president of
A.C. Advisory, Inc.                                              A.C. Advisory, Inc. (since 1995).
161 No. Clark Street,
Suite 4975
Chicago, Illinois 60601

or her name, address and age, the position held with the Trust, the length of time served as a Trustee of the Trust, the Trustee's principal occupations during the last five years, the number of funds in the UBS Fund Complex overseen by the Trustee or Officer, and other directorships held by such Trustee. The Trust's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request, by calling 1-800-647-1568.

                                                   NUMBER OF
        NAME, ADDRESS,                     PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
           AND AGE                            OVERSEEN BY TRUSTEE                            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
Walter E. Auch; 83              Mr. Auch is a trustee of three                  Mr. Auch is a Trustee of Advisors Series
6001 N. 62nd Place              investment companies (consisting of 41          Trust (16 portfolios); Smith Barney Fund
Paradise Valley, AZ 85253       portfolios) for which UBS Global AM or          Complex (27 portfolios); Nicholas
                                one of its affiliates serves as                 Applegate Institutional Funds (19
                                investment advisor, sub-advisor or              portfolios).
                                manager.

Frank K. Reilly; 69             Mr. Reilly is a director or trustee of          Mr. Reilly is a Director of Discover
Mendoza College of              four investment companies (consisting of        Bank; Morgan Stanley Trust and FSB.
Business                        42 portfolios) for which UBS Global AM
University of Notre Dame        or one of its affiliates serves as
Notre Dame, IN 46556-5649       investment advisor, sub-advisor or
                                manager.

Edward M. Roob; 70              Mr. Roob is a director or trustee of            Mr. Roob is a Trustee of the AHA
841 Woodbine Lane               four investment companies (consisting of        Investment Funds (4 portfolios).
Northbrook, IL 60002            42 portfolios) for which UBS Global AM
                                or one of its affiliates serves as
                                investment advisor, sub-advisor or
                                manager.

Adela Cepeda; 46                Ms. Cepeda is a trustee of four                 Ms. Cepeda is a director of Lincoln
A.C. Advisory, Inc.             investment companies (consisting of 42          National Income Fund, Inc. and Lincoln
161 No. Clark Street,           portfolios) for which UBS Global AM or          National Convertible Securities Fund
Suite 4975                      one of its affiliates serves as                 (since 1992). She is also a Director of
Chicago, Illinois 60601         investment advisor, sub-advisor or              Amalgamated Bank of Chicago (since
                                manager.                                        2003). She is also a director of Wyndham
                                                                                International, Inc. (since 2004).

                                                    TERM OF
                                                  OFFICE AND
                                  POSITION(S)      LENGTH OF
        NAME, ADDRESS,             HELD WITH         TIME           PRINCIPAL OCCUPATION(S)
           AND AGE                   TRUST         SERVED(1)          DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
J. Mikesell Thomas, 54          Trustee         Since 2004       Mr. Thomas is President and CEO of
Federal Home Loan Bank of                                        Federal Home Loan Bank of Chicago
Chicago                                                          (since 2004). Mr. Thomas was an
111 East Wacker Drive                                            independent financial advisor
Chicago, Illinois 60601                                          (2001-2004). He was a managing
                                                                 director of Lazard Freres & Co. (1995
                                                                 to 2001).

                                                   NUMBER OF
        NAME, ADDRESS,                     PORTFOLIOS IN FUND COMPLEX                      OTHER DIRECTORSHIPS
           AND AGE                            OVERSEEN BY TRUSTEE                            HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
J. Mikesell Thomas, 54          Mr. Thomas is a trustee of four                 Mr. Thomas is a director and chairman of
Federal Home Loan Bank of       investment companies (consisting of 42          the Finance Committee for Evanston
Chicago                         portfolios) for which UBS Global AM or          Northwestern Healthcare. He is also a
111 East Wacker Drive           one of its affiliates serves as                 vice president of the Board of Trustees
Chicago, Illinois 60601         investment advisor, sub-advisor or              for Mid-Day Club.
                                manager.

OFFICERS

                                                    TERM OF
                                                  OFFICE AND
                                  POSITION(S)      LENGTH OF
        NAME, ADDRESS,             HELD WITH         TIME               PRINCIPAL OCCUPATION(S)
           AND AGE                 THE FUND        SERVED(1)              DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
W. Douglas Beck*; 37            Vice President   Since 2003      Mr. Beck is an executive director and
                                                                 head of product management of UBS
                                                                 Global AM (since 2002). From March
                                                                 1998 to November 2002, he held various
                                                                 positions at Merrill Lynch, the most
                                                                 recent being first vice president and
                                                                 co-manager of the Managed Solutions
                                                                 Group. Mr. Beck is vice president of
                                                                 20 investment companies (consisting of
                                                                 75 portfolios) for which UBS Global AM
                                                                 or one of its affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

Rose Ann Bubloski*;             Vice President   Since 2004      Ms. Bubloski is an associate director
36                              and Assistant                    and a senior manager of the mutual
                                Treasurer                        fund finance department of UBS Global
                                                                 AM. Ms. Bubloski is vice president and
                                                                 assistant treasurer of four investment
                                                                 companies (consisting of 42
                                                                 portfolios) for which UBS Global AM or
                                                                 one of its affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

James Capezzuto*;               Vice President   Since 2004      Mr. Capezzuto is director and
41                              and Assistant                    associate general counsel at UBS
                                Secretary                        Global AM (since 2004). Prior to
                                                                 joining UBS Global AM he was senior
                                                                 vice president, senior compliance
                                                                 manager at Bank of America (from
                                                                 2003-2004). Prior to that he was
                                                                 general counsel at Steinberg Priest &
                                                                 Sloane and prior to that he was
                                                                 director and senior counsel at
                                                                 Deutsche Asset Management (from
                                                                 1996-2002). Mr. Capezzuto is a vice
                                                                 president and assistant secretary of
                                                                 20 investment companies (consisting of
                                                                 75 portfolios) for which UBS Global AM
                                                                 or one of its affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

                                                    TERM OF
                                                  OFFICE AND
                                  POSITION(S)      LENGTH OF
        NAME, ADDRESS,             HELD WITH         TIME               PRINCIPAL OCCUPATION(S)
           AND AGE                 THE FUND        SERVED(1)              DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Thomas Disbrow*;                Vice President   Since 2004      Mr. Disbrow is a director and co-head
39                              and Assistant                    of the mutual fund finance department
                                Treasurer                        of UBS Global AM. Prior to November
                                                                 1999, he was a vice president of
                                                                 Zweig/Glaser Advisers. Mr. Disbrow is
                                                                 a vice president and treasurer of 16
                                                                 investment companies (consisting of 33
                                                                 portfolios) and vice president and
                                                                 assistant treasurer of four investment
                                                                 companies (consisting of 42
                                                                 portfolios) for which UBS Global AM or
                                                                 one of its affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

Mark F. Kemper**,               Vice President   Since 2004      Mr. Kemper is general counsel of UBS
47                              and Secretary                    Global Asset Management-- Americas
                                                                 region (since July 2004). Mr. Kemper
                                                                 also is an executive director of UBS
                                                                 Global Asset Management (Americas)
                                                                 Inc. ("UBS Global AM (Americas)") and
                                                                 was its deputy general counsel from
                                                                 July 2001 to July 2004. He has been
                                                                 secretary of UBS Global AM (Americas)
                                                                 since 1999 and assistant secretary of
                                                                 UBS Global Asset Management Trust
                                                                 Company since 1993. Mr. Kemper is
                                                                 secretary of UBS Global AM (since
                                                                 2004). Mr. Kemper is vice president
                                                                 and secretary of 20 investment
                                                                 companies (consisting of 75
                                                                 portfolios) for which UBS Global AM
                                                                 (Americas) or one of its affiliates
                                                                 serves as investment advisor,
                                                                 sub-advisor or manager.

                                                    TERM OF
                                                  OFFICE AND
                                  POSITION(S)      LENGTH OF
        NAME, ADDRESS,             HELD WITH         TIME               PRINCIPAL OCCUPATION(S)
           AND AGE                 THE FUND        SERVED(1)              DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Joseph T. Malone*;              Vice President,   Since 2004     Mr. Malone is a director and co-head
37                              Treasurer and                    of the mutual fund finance department
                                Principal                        of UBS Global AM. From August 2000
                                Accounting                       through June 2001, he was the
                                Officer                          controller at AEA Investors Inc. From
                                                                 March 1998 to August 2000, Mr. Malone
                                                                 was a manager within the investment
                                                                 management services practice of
                                                                 PricewaterhouseCoopers LLC. Mr. Malone
                                                                 is vice president and assistant
                                                                 treasurer of 16 investment companies
                                                                 (consisting of 33 portfolios) and vice
                                                                 president, treasurer and principal
                                                                 accounting officer of four investment
                                                                 companies (consisting of 42
                                                                 portfolios) for which UBS Global AM or
                                                                 one of its affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

Joseph McGill*; 42              Vice President    Since 2004     Mr. McGill is an executive director
                                and Chief                        and chief compliance officer at UBS
                                Compliance                       Global AM and UBS Global AM (Americas)
                                Officer                          (since 2003). Prior to joining UBS
                                                                 Global AM he was Assistant General
                                                                 Counsel, J.P. Morgan Investment
                                                                 Management (from 1999-2003).
                                                                 Mr. McGill is a vice president and
                                                                 chief compliance officer of 20
                                                                 investment companies (consisting of 75
                                                                 portfolios) for which UBS Global AM or
                                                                 one of its affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

                                                    TERM OF
                                                  OFFICE AND
                                  POSITION(S)      LENGTH OF
        NAME, ADDRESS,             HELD WITH         TIME               PRINCIPAL OCCUPATION(S)
           AND AGE                 THE FUND        SERVED(1)              DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Joseph A. Varnas*;              President       Since 2003       Mr. Varnas is a managing director
37                                                               (since March 2003), global head of
                                                                 information technology and operations
                                                                 (since March 2004) and head of product
                                                                 management -- Americas (since November
                                                                 2002) of UBS Global AM. He was head of
                                                                 technology of UBS Global AM from
                                                                 November 2002 to March 2004. From
                                                                 2000 to 2001, he was manager of
                                                                 product development in Investment
                                                                 Consulting Services at UBS Financial
                                                                 Services Inc. Mr. Varnas is president
                                                                 of 20 investment companies (consisting
                                                                 of 75 portfolios) for which UBS Global
                                                                 AM or one of its affiliates serves as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

Keith A. Weller*; 43            Vice President  Since 2004       Mr. Weller is a director and associate
                                and Assistant                    general counsel of UBS Global AM.
                                Secretary                        Mr. Weller is a vice president and
                                                                 assistant secretary of 20 investment
                                                                 companies (consisting of 75
                                                                 portfolios) for which UBS Global AM or
                                                                 one of its affiliates serve as
                                                                 investment advisor, sub-advisor or
                                                                 manager.

(1)  Each Trustee holds office for an indefinite term.
  * This person's business address is 51 West 52nd Street, New York, NY 10019-6114.
 ** This person's business address is One North Wacker Drive, Chicago, Illinois 60606

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

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

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
[UBS LOGO]
                                                                    Presorted
                                                                     Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                               US Postage
51 West 52nd Street                                                    PAID
New York, New York 10019                                           Smithtown, NY
                                                                    Permit 700

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a "Code of Conduct" to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board has determined that the following person serving on the registrant's Audit Committee is an "audit committee financial expert" as defined in item 3 of Form N-CSR: J. Mikesell Thomas. Mr. Thomas is independent as defined in item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        (a)  AUDIT FEES:
             For the fiscal year ended December 31, 2004 and from the inception of Series M on October 8, 2003 and Series T on October 9, 2003, each a series of the registrant (the "Funds"), through the fiscal period ended December 31, 2003, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $42,500 and $46,000, respectively.

             Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

        (b)  AUDIT-RELATED FEES:
             In each of the fiscal years ended December 31, 2004 and from the inception of the Funds through December 31, 2003, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $4,500 and $0, respectively, which includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

             Fees included in the audit-related category are those associated with the reading and providing of comments on the 2004 semiannual financial statements.

             There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (c)  TAX FEES:
             In each of the fiscal years ended December 31, 2004 and from the inception of the Funds through December 31, 2003, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $0 and $0, respectively, which includes amounts related to tax services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

             There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (d)  ALL OTHER FEES:
             In each of the fiscal years ended December 31, 2004 and December 31, 2003, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

             Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

             There were no "all other fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

        (e) (1)  AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES:
                 The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the auditors relating to any series of the registrant's operations or financial reporting. Prior to the commencement of any audit or non-audit services, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

                 The registrant's Audit Committee has adopted a charter that, among other things, provides a framework for the Audit Committee's consideration of non-audit services by the registrant's auditors. The charter requires pre-approval of any non-audit services to be provided by the auditors to a series of the registrant when, without such pre-approval, the auditors would not be independent of the registrant under the applicable federal securities laws, rules or auditing standards. The charter also requires pre-approval of all non-audit services to be provided by the registrant's auditors to the registrant's investment adviser or any entity that it controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant when, without such pre-approval, the auditors would not be independent of the registrant under applicable federal securities laws, rules or auditing standards.

                 All non-audit services must be approved in advance of provision of the service either: (i) by resolution of the Audit Committee; (ii) by oral or written approval of the Chairman of the Audit Committee and one other Audit Committee member; or (iii) if the Chairman is unavailable, by oral or written approval of two other members of the Audit Committee.

        (e) (2)  Services approved pursuant to paragraph
                 (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

                  AUDIT-RELATED FEES:

                          There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant.

                          There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                          TAX FEES:
                          There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant.

                          There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

                          ALL OTHER FEES:
                          There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant.

                          There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2004 and December 31, 2003 on behalf of the registrant's service providers that relate directly to the operations and financial reporting of the registrant.

        (f) According to E&Y, for the fiscal year ended December 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y was less than 50%.

        (g) For the fiscal years ended December 31, 2004 and from inception of the Funds through December 31, 2003, the aggregate fees billed by E&Y of $1,528,282 and $1,589,591, respectively, for non-audit services rendered on behalf of the registrant ("covered"), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser ("non-covered") that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

                                                                      2004           2003
                                                                      ----           ----
             Covered Services                                     $      4,500   $          0
             Non-Covered Services                                 $  1,523,782   $  1,589,591

        (h) The registrant's audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
             (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Mr. Walter E. Auch, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a) (1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a "Code of Conduct") is incorporated by reference herein from Exhibit EX-99.CODE ETH to the registrant's Report on Form N-CSR filed March 10, 2004 (Accession Number: 0001047469-04-007234)(SEC File No. 811-21328).

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (a) (3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - not applicable to the registrant.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    March 4, 2005
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Joseph A. Varnas
         --------------------
         Joseph A. Varnas
         President

Date:    March 4, 2005
         -------------

By:      /s/ Joseph T. Malone
         --------------------
         Joseph T. Malone
         Treasurer & Principal Accounting Officer

Date:    March 4, 2005
         -------------